Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Impairment loss	$ 284	$ 381
Property, plant and equipment, net realizable value	$ 50	$ 0